GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Change in balance for goodwill
Goodwill, Beginning Balance	$ 13,116,710	$ 13,116,710	$ 13,116,710	$ 13,117,000
Goodwill, Ending Balance	13,116,710	13,116,710	13,116,710	13,117,000
Amortized intangible assets:
Core deposit intangibles, Gross Carrying Amount	2,530,102	2,530,102
Accumulated Amortization	2,353,102	2,213,342
Aggregate amortization expense	139,760	214,973	233,736
Estimated amortization expense for each of the next five years
2015	121,000
2016	$ 56,000